SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2019
Store operating equipment
Property and equipment
Estimated useful lives of the assets	5 years
Minimum | Office equipment and others
Property and equipment
Estimated useful lives of the assets	3 years
Minimum | Office Building
Property and equipment
Estimated useful lives of the assets	40 years
Maximum | Office equipment and others
Property and equipment
Estimated useful lives of the assets	5 years
Maximum | Office Building
Property and equipment
Estimated useful lives of the assets	50 years